    As filed with the Securities and Exchange Commission on June 13, 2008
                                                       File No. 811-22207

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. __                                                   [   ]

------------------------------------------------------------------------------
                OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
------------------------------------------------------------------------------
                        New York, New York 10281-1008
                   (Name and Address of Agent for Service)

                               EXPLANATORY NOTE

This Registration  Statement has been filed by Oppenheimer Master Event-Linked
Bond  Fund,  LLC (the  "Fund")  pursuant  to  Section  8(b) of the  Investment
Company Act of 1940,  as amended  (the  "Investment  Company  Act").  However,
beneficial   interests  in  the  Fund  are  not  being  registered  under  the
Securities  Act of 1933,  as amended  (the  "Securities  Act"),  because  such interests will be issued solely in private placement  transactions that do not involve  any  "public  offering"  within the  meaning  of Section  4(2) of the
Securities  Act.  Only certain  "accredited  investors"  within the meaning of
Regulation D under the Securities Act,  including other investment  companies, may invest in the Fund.  This  Registration  Statement  does not constitute an offer to sell,  or the  solicitation  of an offer to buy, any interests in the
Fund.

This Registration  Statement has been prepared as a single document consisting of Parts A, B and C,  none of  which is to be used or  distributed  as a stand alone  document.  The Fund's  Part A is  incorporated  by  reference  into the
Fund's Part B and Part B is incorporated by reference into the Fund's Part A.

Oppenheimer Master Event-Linked Bond Fund, LLC

Registration Statement dated June 13,    Oppenheimer Master Event-Linked Bond
2008                                     Fund, LLC is a mutual fund.  Its
                                         objective is to seek a high level of
                                         current income principally derived
                                         from interest on debt securities.
                                         Under normal circumstances, the Fund
                                         will invest at least 80% of its net
                                         assets in event-linked bonds.
                                               This registration statement
                                         contains important information about
                                         the Fund's objective, its investment
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
                                         the Fund and other account features.

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this registration statement is accurate
or complete. It is a criminal offense
to represent otherwise.

                                    PART A

                                June 13, 2008

Responses to Items 1, 2, 3 and 8 have been omitted pursuant to paragraph 2(b)
of Instruction B of the General Instructions to Form N-1A.

ITEM 4.  Investment Objectives, Principal Investment Strategies, and Related
Risks.

(a) Investment Objective.

The investment objective of the Fund is to seek a high level of current income principally derived from interest on debt securities.  The Fund's investment objective is not a fundamental policy and can be changed without shareholder approval.

(b) Implementation of Investment Objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in event-linked bonds.  The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments.  Although this is not a fundamental policy, the amount so invested will not be changed by the Fund's Board of Directors without providing shareholders at least 60 days prior notice of the change.  Event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane.  In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain amount of actual or modeled loss.  If the trigger event occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Fund will recover its principal plus interest.

The Fund may invest in  event-linked  bonds issued by foreign  sovereigns  or by
U.S. or foreign entities that are  corporations,  partnerships,  trusts or other types  of  business  entities.  The Fund  has no  limit  as to the  maturity  of event-linked bonds in which it invests or as to the market capitalization of the issuer.  The Fund can invest without limit in event-linked  bonds that are below investment grade, commonly called "junk bonds," which are bonds rated below BBB-
by  Standard  &  Poor's  Ratings  Services  ("S&P")  or Baa3 by  Moody's
Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The Fund may invest in unrated event-linked bonds, whether or not determined by the Fund's manager, OppenheimerFunds, Inc. (the "Manager"), to be investment grade.

When selecting event-linked bonds for investment, the Manager first utilizes quantitative methods to determine the desired allocation of event-linked bonds by trigger event category, such as Japanese Typhoon and Pacific
Northwest (U.S.) Earthquake.  The Manager then screens the potential universe of event-linked bonds by performing its own analysis based on quantitative and qualitative research or by requesting other market participants to identify event-linked bonds that meet criteria determined by the Manager.
The Manager may rely upon information and analysis obtained from brokers,
dealers and ratings organizations, among other sources.    The Manager then
uses quantitative and qualitative analysis to select appropriate event-linked bonds within each trigger event category.  The Manager's qualitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments.
The Manager seeks to diversify the Fund's portfolio of event-linked bonds by investing in bonds with different issuers and different types of trigger events.  The Manager will continue to monitor event-linked bonds in its portfolio for the duration of the Fund's investment.

In addition to investments in event-linked bonds, the Fund may use certain other investments and investment strategies described further below and in the Statement of Additional Information.  The Manager might not always use all of these different types of investments and strategies.  The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the Manger's evaluation of economic and market trends.

Other Strategies.

Derivative Instruments. The Fund can invest in a number of different kinds of
"derivative" instruments. In general terms, a derivative instrument's value depends on (or is derived from) the value of an underlying asset, such as a stock or bond, or non-asset reference, such as an interest rate or index.
Options, futures, swaps and "structured" notes are examples of derivative instruments the Fund can use. In addition to using derivatives to hedge investment risks, the Fund can use derivatives for investment purposes. Some derivative instruments held by the Fund may be illiquid.

Corporate Debt Obligations. The Fund can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by the fund may be subordinate to other liabilities of the issuer.
If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations.

Asset-Backed Securities.  These securities are fractional interests in pools of loans, other assets or receivables that are collateralized by the loans, other assets or receivables.  They are issued by special purpose vehicles that pass the income from the underlying pool to the investor.  Neither the
Fund nor the Manager selects the loans or other assets that are included in the pools or the collateral backing those pools.

U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities."
These securities are referred to as "U.S. government securities" in this prospectus.

o     U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities greater than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can also buy U.S. Treasury securities that have been "stripped" of their coupons by a Federal
         Reserve Bank, zero-coupon U.S. Treasury securities and Treasury
         Inflation-Protection Securities ("TIPS").

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
         Instrumentalities. These include direct obligations and
         mortgage-related securities that have different levels of credit support from the U.S. government.  Some are supported by the full faith and credit of the United States, such as Government National
         Mortgage Association pass-through mortgage certificates (called
         "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
         Federal National Mortgage Association bonds ("Fannie Maes").  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie
         Macs").

Repurchase Agreements.  The Fund can acquire securities subject to repurchase
agreements.    In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  Approved vendors include U.S. commercial banks,
U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities and have met credit requirements set by the Manager.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is outstanding.  The Fund might enter into a repurchase agreement for liquidity purposes to meet anticipated redemptions of limited liability company interests in the Fund ("Shares"), pending the investment of the proceeds from sales of Shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

Cash and Cash Equivalents.  The Fund can hold cash (whether U.S. dollars or a foreign currency) and invest in cash equivalents such as highly-rated commercial paper, bank obligations, Treasury bills and short-term U.S.
government securities, and repurchase agreements.

Equity Securities.  Equity securities include common stocks, warrants and rights, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The
Manager considers some convertible securities to be "equity equivalents"
because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Concentration.  The Fund will invest 25% or more of its total assets in securities or obligations of borrowers in a single industry, specifically, the financial services sector, including banks, bank holding companies, commercial finance, consumer finance, diversified financial, insurance, savings and loans and special purpose financial.  Issuers of event-linked bonds are generally classified as belonging to the financial services sector.  The Fund will be subject to the risks associated with financial institutions in that sector.

Borrowing.  The Fund can borrow money in amounts up to 33 1/3% of the value of its total assets (less all liabilities and indebtedness other than such borrowings) at the time of the borrowings.  Borrowing money involves transaction and interest costs.  The Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can
invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a
registered open-end management investment company, regulated as a money market fund under the Investment Company Act and is part of the Oppenheimer
Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the
Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the
Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies.
Generally the Fund would invest in shares of Oppenheimer Institutional Money
Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover may create higher brokerage and transaction costs for the Fund (and may reduce performance).  The realization of capital gains from selling portfolio securities may result in capital gains to shareholders that must be recognized by shareholders whether or not they are distributed.

(c) Risks.

The risks summarized below collectively form the overall risk profile of the
Fund and can affect the value of the Fund's investments, its investment performance and its net asset value per Share.  These risks mean that you can lose money by investing in the Fund.  When you sell your Shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

Selection Risk.  Poor investment selection by the Manager will cause the Fund to underperform other funds having a similar investment objective and investment strategies.  While the Manager expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities.  In evaluating the rating of a bond and the creditworthiness of an issuer, the Manager will consider, and may rely on, analyses performed by others.  If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact the Fund's return.

Trigger Event Risk.  Event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane.  In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss.  If the trigger event occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and additional interest.  There can be no assurance that an event-linked bond in which the Fund invests will not experience either a partial or total loss of principal and/or additional interest.

Trigger Event Determination Risk.  Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  The typical duration of mandatory and optional extensions of maturity for event-linked bonds currently is between three to six months.  In certain circumstances, the extension may exceed two years.  To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred.  To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.

Regulatory Risk.  Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business.  There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment.
Such changes could depress the market value of these securities or result in adverse tax consequences.

Limited Availability of Event-Linked Bonds. Investments in event-linked bonds may be limited.  There is a risk that the Fund may not be able to meet its
80% allocation to event-linked bonds.  The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund's investment objective and availability of event-linked bonds in the secondary market.

Concentration Risk.  Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes the Fund's share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type.  The Fund's investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.

Risks of Non-Diversification.  The Fund is "non-diversified" under the
Investment Company Act.  That means that the Fund can invest in the securities of a single issuer without limit.  This policy gives the Fund more flexibility to invest in the obligations of a single issuer than if it were a
"diversified" fund.  To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the issuer of those obligations default.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While the
Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.
There is a risk that the issuer of an event-linked bond will fail to make interest payments, whether in whole or in part.  The sponsoring entity may default on its obligation to make payments to the issuer or the issuer's investment of principal may not perform as expected.  Because most event-linked bond issuers currently are structured to be bankruptcy remote vehicles, it is unlikely that the Fund would lose its entire investment in an event-linked bond if the applicable trigger event never occurs.  However, there can be no assurance that issuers of event-linked bonds in which the
Fund may invest in the future will be structured in a similar manner or that a court would uphold the intended bankruptcy remote characterization of the structure.  If an issuer of an event-linked bond that is issued in the future is structured in a different manner, it may be possible that the fund would lose its entire investment in an event-linked bond even though the applicable trigger event never occurs.

o     Special Risks of Lower-Grade Securities.  Because the Fund can invest without limit in securities below investment grade to seek high current income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than
           investment-grade debt securities (particularly during general economic downturns).  Securities that are (or that have fallen)
           below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.
           The market for these securities may be less liquid, making it difficult for the Fund to value or sell them at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.

Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.
When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.
The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

Risks of Foreign Investing.  The Fund can invest without limit in foreign government and foreign corporate debt securities in both developed and emerging markets. Because the majority of event-linked bond issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce the Fund's share prices and income.  Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the United States or abroad, or other political and economic factors.

Currency Risk. The Fund can invest in securities denominated in foreign currencies and in derivative instruments linked to foreign currencies.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in or derivatives linked to that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar.

Risks of Derivative Investments.  The Fund can use derivatives to seek increased income or to try to hedge investment and other risk. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, such as a bond, or non-asset reference, such as an interest rate or index.  Options, futures contracts, forward contracts, mortgage-related securities, swaps and "structured" notes are some of the derivatives the Fund may use.

If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.  Also, the underlying investment on which the derivative is based, and the derivative itself, may not perform the way the
Manager expected it to perform.  If that happens, the Fund may receive less income than expected or its hedge might be unsuccessful and the Fund's share price may fall.  Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.  Using derivatives can increase the volatility of the Fund's share prices.  For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument.

Investments By "Funds of Funds." Shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds."
The Fund's Board of Directors has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in Shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding Shares.
Those funds of funds may use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's Shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance.

Risks of Borrowing.  Under the Investment Company Act, the Fund may not incur indebtedness unless immediately after it incurs debt it has "asset coverage"
of at least 300% of the aggregate outstanding principal amount of the indebtedness.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.  Lenders to the Fund will have preference over the Fund's shareholders as to payments of interest and repayments of principal on amounts that the Fund borrows and preference to the Fund's assets in the event of its liquidation.  Lending agreements may grant the lenders certain voting rights if the Fund defaults in the payment of interest or principal on the loan.  Borrowing will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.

(d) Portfolio Holdings.

The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form
N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange
Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

ITEM 5.  Management, Organization and Capital Structure

(a)(1) Manager.

The Manager.  The Fund's Manager, OppenheimerFunds, Inc., handles the Fund's day-to-day business, subject to the oversight of the Board of Directors.  The
Manager selects the Fund's investments and the brokers through which the Fund executes its portfolio transactions, furnishes offices, facilities, and equipment, and provides the services of its employees to carry out the Fund's business and regulatory filings.  The Manager performs its duties, subject to certain policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.
The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.  For example, the Fund pays for its own brokerage costs, and custodian, transfer agent, accounting and legal fees.  The agreement permits the Manager to employ broker-dealers that are affiliates of the Fund or the Manager in executing the Fund's portfolio transactions.  It is expected that most of the
Fund's portfolio transactions will be principal trades at net prices, for which no commissions are paid.

The Manager has been an investment adviser since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance
Company.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate of 0.40% of the Fund's average annual net assets.

A discussion regarding the basis for the Board of Directors approval of the
Fund's investment advisory agreement will be available in the Fund's annual or semi-annual report, as applicable, to shareholders.

(a)(2) Portfolio Managers.

Portfolio Managers.  The Fund's portfolio is managed by Caleb Wong who is primarily responsible for the day-to-day management of the Fund's investments.

Mr. Wong has been a Vice President and portfolio manager of the Fund's portfolio since June 2008.  Mr. Wong has been a Vice President of the Manager since June 1999 and has worked in fixed-income quantitative research and risk management for the Manager since July 1996. He is an officer of two other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund Shares.

(a)(3) Legal Proceedings.  Not Applicable.

(b) Capital Stock.

Fund Shares may not be transferred, but an investor may withdraw all or any portion of its Shares in the Fund at net asset value on any day which the New
York Stock Exchange ("NYSE") is open, subject to certain exceptions.  For more information about the ability of an investor to redeem all or any portion of its investment in the Fund, please see Item 6 herein.  The Fund reserves the right to issue additional Shares.  Investors in the Fund have no preemptive or conversion rights, and Shares when issued will be fully paid and non-assessable.

The Fund has no current intention to hold annual meetings of investors, except to the extent required by the Investment Company Act, but will hold special meetings of investors when, in the judgment of the Directors, it is necessary or desirable to submit matters for an investor vote.  Each investor is entitled to vote in proportion to its investment in the Fund.  Investors in the Fund will participate equally in accordance with their pro rata interests in the assets of the Fund.  Upon liquidation of the Fund, investors would be entitled to share, in proportion to their investment in the Fund, in the assets of the Fund available for distribution to investors.

ITEM 6.  Shareholder Information.

(a) Pricing of Fund Shares.

Shares are sold at their offering price which is the net asset value per
Share. No initial sales charge applies. The offering price that applies to a purchase order is the next net asset value calculated after the purchase order is received and accepted by the Fund's placement agent.  The Fund calculates the net asset value of the Shares as of the close of the NYSE on each day the NYSE is open for trading (referred to in this prospectus as a
"regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.  The NYSE's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day. It may also close on other days.  If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received and accepted.  The Board of Directors may change the time as of which the Fund's net asset value is calculated in response to new developments such as altered trading hours, or otherwise as permitted by the Securities and Exchange
Commission.

The Fund determines the net asset value per Share by dividing the value of the Fund's net assets by the number of Shares that are outstanding.  The aggregate net asset value is the value of the Fund's assets minus its liabilities.  To determine net asset value, the Fund's Board of Directors has established procedures to value the Fund's investments.  The Fund's assets are valued primarily on the basis of current market quotations.  For securities for which market quotations are not readily available, the valuations are, in general, based on market value.  The Manager generally values securities held by the Fund for which an active secondary market exists (in the opinion of the Manager) on the basis of market value, which may include valuations provided by a pricing service approved by the Board of
Directors.  The Board has adopted special "fair value" procedures for valuing investments for which market values cannot be readily obtained.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board of Directors.  The Fund's use of fair value pricing is designed to ensure that the Fund's net asset value reflects the value of its underlying investments as accurately as possible.  There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of an investment or investments than the market price on such day.

If, after the close of the principal market on which a security held by the
Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  Because some foreign securities trade in markets and on exchanges that operate on days that are not regular business days, the value of some of the Fund's foreign investments might change on days when investors cannot buy or sell Shares.

(b) Purchase of Fund Shares

Shares of the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act.  Investments in the Fund may only be made by certain
"accredited investors" within the meaning of Regulation D under the
Securities Act, including other investment companies.  This prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any
"security" within the meaning of the Securities Act.

There is no minimum initial or subsequent investment in the Fund.  The Fund reserves the right to stop accepting investments from any investor or to reject any investment order.

(c) Redemption of Fund Shares

You can sell (redeem) some or all of your Shares on any regular business day.  Your Shares will be redeemed at the next net asset value calculated after your order is received and accepted by the Fund's transfer agent.  The proceeds of any redemption will be paid within seven days of the receipt and acceptance of the redemption order, except as otherwise permitted by the
Investment Company Act or as provided by the Securities and Exchange
Commission.  Shares of the Fund may not be transferred.

(d) Dividends and Distributions.  Not applicable.

(e) Frequent Purchase and Redemption of Fund Shares

The Fund does not offer Shares of the Fund for sale to the general public.
The Board anticipates that the Fund's shareholders generally will invest on a long-term basis.  Therefore, the Board has not adopted any procedures to address short-term trading in the Fund.

(f) Tax Consequences.

The Fund intends to operate as a partnership for Federal income tax purposes.  Accordingly, the Fund will not be subject to any Federal income tax.  Based upon the status of the Fund as a partnership, each investor will take into account its share of the Fund's income, capital gains, losses, deductions and credits in determining its income tax liability.  The determination of an investor's share of the Fund's income, capital gains, losses, deductions and credits will be made in accordance with the Internal
Revenue Code of 1986, as amended (the "Code") and regulations promulgated thereunder.

ITEM 7.  Distribution Arrangements.

(a) Sales Loads.  Not applicable.

(b) 12b-1 Fees.  Not applicable.

(c) Multiple Class and Master-Feeder Funds.

The Fund does not have multiple classes of shares.

Investments in the Fund may be made only by certain "accredited investors"
within the meaning of Regulation D under the Securities Act.  Such investors may include, from time to time, "feeder" funds or pooled investment vehicles that invest all of their assets in Shares of the Fund.  A feeder fund is not required to sell its shares to the public at the same price as another feeder fund.  Feeder funds may have different sales commissions and operating expenses.  These different sales commissions and operating expenses may result in differences in returns among the feeder funds.  A feeder fund that invests in the Fund may retain the ability to discontinue its investment in the Fund in favor of another investment company or other investments in pursuit of its investment objective.

                                    PART B

                                June 13, 2008
                Oppenheimer Master Event-Linked Bond Fund, LLC

Item 9.  Cover Page and Table of Contents.

This Statement of Additional Information is not a prospectus.  This document contains additional information about the Fund, supplements information in and should be read together with the Prospectus dated June 13, 2008.  A copy of this Registration Statement may be obtained by writing the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or
by calling the Transfer Agent at (800) 645-2028.

                              Table of Contents

--------------------------------------------------------------------------------
Fund History....................................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Description of the Fund and its Investments and Risks...........................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management of the Fund..........................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Control Persons and Principal Holders of Securities.............................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investment Advisory and Other Services..........................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Portfolio Manager...............................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brokerage Allocation and Other Practices........................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Capital Stock and Other Securities..............................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Purchase, Redemption and Pricing of Securities..................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Taxation of the Fund............................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Underwriters....................................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Calculation of Performance Data.................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Statements............................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     Report of Independent Registered Public Accounting Firm....................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     Financial Statements.......................................................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Appendix A: Ratings Definitions...................................           A-1
--------------------------------------------------------------------------------

Item 10.  Fund History.

The Fund was organized as a Delaware limited liability company on April 25,
2008.

Item 11.  Description of the Fund and Its Investments and Risks.

(a) Classification.

The Fund is a non-diversified, open-end, management investment company.

(b) Investment Strategies and Risks.

The Fund's investment objective, principal investment strategies and the related risks are described in the Prospectus. The following information supplements and should be read in conjunction with Item 4 of the Fund's
Prospectus.  In addition, this Statement of Additional Information ("SAI")
contains information about other investment strategies that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), may use in managing the Fund's portfolio and the related risks.  The composition of the
Fund's portfolio and the strategies that the Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment strategies described below in seeking its goal.  It may use the investment strategies at some times or not at all.

Additional Information About Event-Linked Bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane.  If the trigger event occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Fund will recover its principal plus interest.  There can be no assurance that an event-linked bond in which the Fund invests will not experience either a partial or total loss of principal and/or additional interest.

Event-linked bonds are issued by government agencies, insurance companies, reinsurers, special purpose vehicles or other U.S. or non-U.S. entities.
Typically, event-linked bonds are issued by non-U.S. special purpose vehicles sponsored by insurance, reinsurance or other companies. The sponsoring company agrees to pay the special purpose vehicle a fixed stream of payments in return for an obligation to cover liabilities related to the occurrence of a specified trigger event.  In order to fund its obligation, the special purpose vehicle issues event-linked bonds.  The bonds obligate the special purpose vehicle to pay bond investors an amount as interest consisting of the fixed stream of payments and a floating rate of interest (usually a base lending rate, such as LIBOR) which the vehicle earns by investing principal.
If the specified trigger event does not occur prior to maturity, the investor will recover principal plus interest.  Interest typically accrues and is paid on a quarterly basis.  Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond.  If the specified trigger event occurs, however, the special purpose vehicle uses some (or all) of the principal to meet its obligation to the sponsoring company.  In that case, the vehicle's obligation under the bonds to pay interest or repay principal is reduced or eliminated.

Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss caused by the event, together with a method to measure such loss.  In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding.  The Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest.  Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss.  Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods.  Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions.  Some event-linked bonds reference only a single event.  Other event-linked bonds may reference multiple events, the occurrence of any one (or other number) of which would satisfy this criteria.  Or, an event-linked bond may not specify a particular peril.  In these cases, only the geographic area and threshold of physical or economic loss determines whether a trigger event has occurred.  For example, certain event-linked bonds, commonly referred to as "mortality" bonds, have trigger events that are deemed to occur if a specific number of deaths occur in an identified geographic area regardless of the peril which caused the loss of life.

Geographic areas identified by event-linked bonds range broadly in scope.  A limited number of event-linked bonds do not identify a geographic area, meaning that the event can occur anywhere.  The majority of event-linked bonds relate to events occurring within the United States (or a single state or group of states within the United States), Europe (or a single European country) or Japan.

 Event-linked bonds also identify a threshold of physical or economic loss.
The trigger event is deemed to have occurred only if the event meets or exceeds the specified threshold of physical or economic loss.  Some event-linked bonds base loss on payments actually made by a specific insurance company.  Other event-linked bonds base loss on modeled payments
(for a single, hypothetical insurer or across the insurance industry) or on readings of scientific instruments.  Some event-linked bonds utilize a combination of the aforementioned thresholds.

o     Indemnity triggers.  Indemnity triggers are based on losses paid and reserved for by an identified insurance company.  Generally the identified company sponsored the special purpose vehicle issuing the event-linked bonds.  The trigger event would be considered to have occurred only if that company's losses on catastrophic insurance claims exceeded a certain threshold of insured claims.  If the company's losses (paid and reserved for) were less than the pre-determined aggregate amount, then the trigger event would not be considered to have occurred and the Fund would be entitled to recover its principal plus accrued but unpaid interest.  Indemnity triggers require investors and rating agencies to understand the risks of the insurance and reinsurance policies underwritten by the company, which may be difficult to obtain and ascertain, particularly in the case of complex commercial insurance and reinsurance policies.  In addition, event-linked bond investors are dependent upon the company's ability to estimate and settle catastrophe claims in a manner that would not be disadvantageous to investors' interests.

o     Index triggers.  Index triggers are based on pre-defined formulas, which eliminate the risks relating to a company's insurance claims-handling practices and potential information barriers.  However, index triggers generally pose a higher risk (a lower loss threshold) on event-linked bond investors than indemnity triggers, and investors are dependent upon the accuracy of the models and other information received from reporting services used to calculate the loss or metric.
      Index triggers follow one of the three broad approaches: modeled-loss, industry-loss and parametric.

o     Modeled-Loss.  Modeled-loss triggers are based upon a
            catastrophe-modeling firm's database estimate of a hypothetical company's losses based on a model policy portfolio.

o     Industry-Loss.  Industry loss triggers are based upon the estimated loss for the insurance industry as a whole from a particular catastrophe.  Estimates are derived from a reporting service, such as Property Claim Services.

o     Parametric.  Parametric triggers are based upon the occurrence of a catastrophic event with certain defined physical parameters
            (e.g., wind speed of a hurricane, as measured from a
            pre-determined location, or magnitude of an earthquake, as measured from a pre-determined location).

o     Hybrid triggers.  Hybrid triggers involve more than one metric of physical or economic loss in a single event-linked bond transaction.
      For example, after the occurrence of a qualifying U.S. earthquake, a modeled-loss index is used to establish a company's overall market share, and then applied to the industry-loss index associated with the qualifying event to determine any principal reduction.  Hybrid triggers may be more complicated and difficult to understand for investors, and involve the applicable risks associated with the types of triggers described above.

The Fund may invest in event-linked bonds in one or more of three ways:  the
Fund may purchase event-linked bonds when initially offered; the Fund may purchase event-linked bonds in the secondary, over-the-counter market; or the
Fund may gain indirect exposure to event-linked bonds using derivatives.  As the market for event-linked bonds evolves, the Fund expects to participate in that market and to include new types of event-linked bond offerings in its portfolio.

The Fund may invest in event-linked  bonds issued by foreign sovereigns and U.S.
or foreign entities that are corporations,  partnerships,  trusts or other types of business  entities.  The Fund has no limit as to the maturity of event-linked bonds in which it invests or as to the market  capitalization of the issuer. The
Fund can invest without limit in  event-linked  bonds that are below  investment grade,  commonly  called  "junk  bonds,"  which are bonds  rated  below  BBB- by
Standard & Poor's Ratings Services  ("S&P") or Baa3 by Moody's Investors
Service,  Inc.,  ("Moody's"),  or that have comparable ratings by another rating organization.  The Fund may invest in unrated event-linked bonds, whether or not determined  by the  Manager  to be  investment  grade.  Event-linked  bonds  are typically rated by at least one nationally  recognized rating agency. The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger  event will occur.  The rating also  assesses  the  event-linked  bond's credit  risk and the model used to  calculate  the  probability  of the  trigger event.  Although  each rating  agency  utilizes its own general  guidelines  and methodology to evaluate the risks of an event-linked bond, the average rating in the current  market for  event-linked  bonds is "BB" (or an agency's  equivalent rating).  For event-linked  bonds with a "BB" rating,  the average expected loss probability  (i.e.,  the  weighted  average  sum of both  partial and total loss models over a multi-year  simulation  period) is  approximately  1% (i.e.,  loss occurrence once every 100 years). There can be no assurance that an event-linked bond rated "BB" will not experience  either a partial or total loss of principal and/or interest more frequently than once every 100 years. The rating system for event-linked  bonds is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market  develops.  Most rating agencies rely upon one or more of the reports  prepared by the  following  three independent  catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions,  Inc. These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.

Other Debt Investments. As part of its regular investment program, the Fund can invest in debt investments other than event-linked bonds. The Fund may invest in debt securities of U.S. or foreign issuers.  These debt securities may have fixed or floating interest rates; may or may not be collateralized;
and may be below investment grade.  The Fund has no limits as to the maturity of debt securities in which it invests or as to the market capitalization range of the issuers.

Corporate Debt Obligations. The Fund can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by the fund may be subordinate to other liabilities of the issuer.
If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations to the holders of its subordinated debt.

U.S. Government Securities.  These are securities issued or guaranteed by the
U.S. Treasury, other government agencies or federally-charted corporate entities referred to as "instrumentalities." The obligations of U.S.
government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the
United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o     U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can also buy U.S.
Treasury securities whose interest coupons have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

            The U.S. Treasury securities called "TIPS" are designed to provide an investment that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed.  The principal value rises or falls semi-annually based on changes in the published Consumer Price Index.  If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the United
States, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as
Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

o     Zero-Coupon U.S. Government Securities.  The Fund can buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions or allocations to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Other Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities of U.S. and foreign corporations and of foreign government issuers.  These are similar in structure to zero-coupon and "stripped" U.S. government securities, but in the case of foreign government securities may or may not be backed by the
"full faith and credit" of the issuing foreign government.  Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

Other "Stripped" Securities.  In addition to buying stripped Treasury securities, the Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.  These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.
In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a
"principal-only" security or "P/O." Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Other Floating Rate and Variable Rate Obligations.  The Fund can invest in debt securities other than event-linked bonds that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the
91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. The Fund can also buy step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or loans. Asset backed securities that are collateralized loan obligations may include domestic and foreign senior secured loans, unsecured loans and subordinate corporate loans, all of which may be investment grade or below investment grade in quality.

These securities are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the
Fund could suffer losses on its investment or delays in receiving payment.
These entities may issue both equity and debt securities, both of which the
Fund may purchase.

In general, asset backed securities are subject to prepayment risks, interest rate risks and the credit risks of both the borrowers and of the entity that issues the security. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The main risks of investing in asset-backed securities are ultimately related to payment of the underlying loans by the individual borrowers.

The Fund does not select either the borrowers or the collateral under these arrangements. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return. Some asset-backed securities do not have the benefit of a security interest in the underlying collateral. Even if the obligations are collateralized, there may be significant delays in collecting on the collateral in the case of a default on an underlying asset, and as an investor in the asset-backed security the Fund may have limited rights or no rights to enforce the terms of underlying loan agreements, to object to amendments to the lending agreement or to any set-off against the borrower.

Money Market Instruments. The Fund can invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes.  Money market instruments may have fixed, variable or floating interest rates.  Examples of money market instruments include obligations issued or guaranteed by the U.S. government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers' acceptances; commercial paper; and variable amount master demand notes.

Preferred Stocks.  Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation.

Main Risks of Debt Investments.

Credit Risk.  Credit risk relates to the ability of a borrower or an issuer of a debt security to meet interest or principal payments (or both) as they become due.  If the borrower or issuer fails to pay interest, the Fund's income might be reduced.  If the borrower or issuer fails to repay principal, the value of that security and the net asset value of the Fund's Shares might be reduced.  An economic downturn or an increase in interest rates could severely disrupt the market for debt obligations, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.  An overall decline in values in the bond market is more likely during a period of a general economic downturn.  There is a risk that the issuer of an event-linked bond will fail to make interest payments, whether in whole or in part.  The sponsoring entity may default on its obligation to make payments to the issuer or the issuer's investment of principal may not perform as expected.  Because event-linked bond issuers currently are structured to be bankruptcy remote vehicles, it is unlikely that the Fund would lose its entire investment in an event-linked bond if the applicable trigger event never occurs.  However, there can be no assurance that issuers of event-linked bonds in which the Fund may invest in the future will be structured in a similar manner or that a court would uphold the intended bankruptcy remote characterization of the structure.  If an issuer of an event-linked bond that is issued in the future is structured in a different manner, it may be possible that the fund would lose its entire investment in an event-linked bond even though the applicable trigger event never occurs.

o     Special Credit Risks of Lower-Grade Securities.  The Fund can invest without limit in debt obligations that are below investment grade if the
Manager believes it is consistent with the Fund's investment objective.
Investment-grade securities are securities rated at least "Baa" by Moody's, at least "BBB" by S&P or Fitch, Inc., or that have comparable ratings by another nationally-recognized statistical rating organization ("NRSRO").
Because lower-quality securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower-grade securities to try to achieve higher income.  In general, lower-grade securities are subject to credit risk to a greater extent than higher-quality investments.  While securities rated "Baa" by Moody's or "BBB" by S&P or Fitch are investment grade, those securities may be subject to interest rate and credit risks, and have some speculative characteristics.

Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt instruments resulting from the inverse relationship between price and yield.  For fixed rate debt securities, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, investments having longer maturities are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.  The Fund does not have investment policies establishing specific maturity ranges for its investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Fund on its floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Fund's net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities.
Nevertheless, changes in interest rates can affect the value of the Fund's floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for its portfolio of investments may help mitigate that risk.

Investments in Equity Securities. The Fund can invest in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies, if such investments are consistent with the
Fund's investment objective.  Those equity securities include common stocks, preferred stocks (described above), rights and warrants, and securities convertible into common stock.  Certain equity securities may be purchased because they may provide dividend income.

o     Convertible Securities.  While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.
Convertible securities are subject to the credit risks and interest rate risks of debt securities described above.

      The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates
fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

o     Rights and Warrants.  The Fund can hold warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o     Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great.  To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also hold stocks of small companies, which may have more volatile stock prices than stocks of larger companies.

Derivatives.  The Fund can invest in a variety of derivative investments, including swaps, "structured" notes, convertible notes, options, forward contracts and futures contracts, to seek income or for hedging purposes. The use of derivatives requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a derivative instrument at the wrong time or judges market conditions incorrectly, the use of derivatives may reduce the
Fund's return.

      Although it is not obligated to do so, the Fund can use derivatives to hedge.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons.  The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.

      Some of the hedging strategies the Fund can use are described below.
The Fund may employ new hedging strategies when they are developed, if those investment methods are consistent with the Fund's investment objectives and are permissible under applicable regulations governing the Fund.

o     "Structured" Notes. The Fund can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be
"structured" by the purchaser (the Fund) and the borrower issuing the note.

         The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Fund might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.
This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Fund could receive more or less than it originally invested when a note matures.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

o     Swaps.  The Fund may enter into swap agreements, including interest rate, total return, credit default and volatility swaps.  Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index.  The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference.  The Fund may enter into a swap agreement to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument.  The Fund will identify liquid assets on the Fund's books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.

      The use of swap agreements by the Fund entails certain risks. The swaps market is generally unregulated.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Fund.  Swap agreements entail credit risk arising from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis. The
Fund's successful use of swap agreements is dependent upon the Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may effectively add leverage to the Fund's portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

o     Interest Rate Swaps.  The Fund may enter into interest rate swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that, based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives.

o     Total Return Swaps.  The Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Manager.

o     Credit Default Swaps. The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower's or issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.  The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly ("funded swaps") in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

      If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond.  If the
Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond.  If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

      Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.  In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

o     Volatility Swap Contracts.  The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes.  For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period.  Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Manager is incorrect in forecasts of volatility of the underlying asset or reference.

o     Swap Options and Swap Forwards.  The Fund also may enter into options on swaps as well as forwards on swaps.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms.  The Fund may write (sell) and purchase put and call swap options.  A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

        The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.  The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option.  When the Fund purchases a swap option it risks losing only the amount of the premium they have paid if the Fund lets the option expire unexercised.  When the Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

      o Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices ("stock index futures" and "bond index futures"), foreign currencies, commodities and an individual stock ("single stock futures").

        A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

        An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put options ("puts") and call options ("calls"), including index options, securities options, currency options, commodities options and options on futures.

            o Writing Call Options.  The Fund may write (that is, sell)
calls.  If the Fund sells a call option, it must be covered. That means the
Fund must own the security subject to the call while the call is outstanding, or the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of the Fund's total assets that may be subject to covered calls the
Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(i.e., the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the market-to-market value of the underlying security, unless the option is subject to a buy-back agreement with the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Fund's books.
The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position.

            o Writing Put Options.  The Fund may write (that is, sell) put options.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put must be covered by segregated liquid assets.

      If the Fund writes a put, the put must be covered by liquid assets identified in the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes.

            o Purchasing Puts and Calls.  The Fund may purchase call
options.  When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it owns the underlying investment.
When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      o Buying and Selling Options on Foreign Currencies. The Fund can buy
and sell exchange-traded and over-the-counter put options and call options on foreign currencies.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

      o Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

      o  Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund can also use
"cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      o Regulatory Aspects of Certain Derivative Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      o Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as
"Section 1256 contracts" under the Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
            receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Other Investment Techniques and Strategies.  In seeking its objective, from time to time the Fund can use the types of investment strategies and investments described below.  It is not required to use these strategies and at times the Fund might not use them.

Foreign Securities.  The Fund can invest in foreign securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or issued by foreign supra-national entities.

Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the
U.S. over-the-counter markets are not considered "foreign securities" because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in securities of foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets.

o     Foreign Government Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      o Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described below. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act, the Fund may invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities.  Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage) or due to currency devaluation;
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

In the past, U.S.  government  policies have discouraged  certain  investments abroad by U.S. investors,  through taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S.
dollar could result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the
Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

In  a   repurchase   transaction,   the  Fund  buys  a  security   from,   and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days may be deemed to be illiquid investments.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

The Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.
These balances are invested in one or more repurchase agreements. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns, as a cash management tool, but not as a means of leveraging investments. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously obtains the commitment of the purchaser to sell the security back to the Fund at an agreed-upon price at an agreed-upon date. The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the buyer. Before the Fund enters into a reverse repurchase agreement, the Manager must be satisfied that the buyer, typically a bank or broker-dealer, is creditworthy.

These transactions involve the risk of default or insolvency by the buyer. An additional risk is that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them. These agreements will be considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed elsewhere in this SAI.

Illiquid and Restricted Securities.  The Fund will not invest more than 15%
of its net assets in illiquid or restricted securities.  Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. The Fund may deem certain restricted securities to be illiquid.  Those securities have contractual or regulatory restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.  To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, as amended (the "Securities Act"), the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.
Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the
Fund's holdings of that security may be considered to be illiquid.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" (or "forward-commitment") basis.  "When-issued" and
"delayed-delivery" are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Fund may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into.  When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although the Fund's purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Loans of Portfolio Securities.  To raise cash for income or liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of
Directors. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Each type of interest may be shared with the borrower.  The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Code and must permit the Fund to reacquire loaned securities on seven days' notice or in time to vote on any important matter.

Borrowing.  Under current regulatory requirements, the Fund can borrow only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.  The Fund may borrow only from banks or from other sources, such as a conduit loan facility
(subject to exemptive relief under the Investment Company Act), although the
Fund may enter into reverse repurchase agreements, which are considered to be borrowings, with dealers and other financial institutions.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

Investment in Other Investment Companies. The Fund can invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  The
Fund can not invest in other investment companies in reliance on paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.  The Fund can
invest, for example, in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when the Fund sells them.  Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Diversification. The Fund is "non-diversified" under the Investment Company
Act.  That means that the Fund can invest in the securities of a single issuer without limit.  This policy gives the Fund more flexibility to invest in the obligations of a single issuer than if it were a "diversified" fund.
To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the issuer of those obligations default.

(c) Fund Policies.

What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      Policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

What Are the Fund's Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot issue "senior securities," except as permitted under the Investment Company Act. This limitation does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.
         Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives.

o     The Fund may not borrow money, except to the extent permitted under the
         Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot underwrite securities of other companies.  A permitted exception is in case the Fund is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     The Fund cannot buy or sell real estate. However, the Fund can purchase securities secured by real estate or interests in real estate, or issued by issuers (including real estate investment trusts) that invest in real estate or interests in real estate.  The Fund may hold and sell real estate as acquired as a result of the Fund's ownership of securities.

o     The Fund cannot buy or sell commodities or commodity contracts.
         However, the Fund can buy and sell derivative instruments, such as futures contracts, options and swaps.

o     The Fund cannot loan money, except to the extent permitted under the
         Investment Company Act, the rules and regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot buy securities on margin.  However, the Fund can make margin deposits in connection with its use of derivative instruments and hedging instruments.

      Notwithstanding the Fund's investment policies and restrictions, the
Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund. This could allow creation of a "master/feeder"
structure in the future, although the Fund has no current intention to restructure in this manner.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

Does the Fund Have Additional Restrictions That Are Not "Fundamental
Policies"? The Fund has an additional operating policy that is not
"fundamental," and which can be changed by the Board of Directors without shareholder approval:

      o  The  Fund  cannot  invest  in  the  securities  of  other  registered investment  companies  or  registered  unit  investment  trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

For purposes of the Fund's policy regarding concentration of its investments as described above, the Fund has adopted classifications of industries and groups of related industries.  These classifications are not fundamental policies.

(d) Temporary Defensive Position.

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of
Oppenheimer Institutional Money Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

(e) Portfolio Turnover.

"Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Manager is not limited in the amount of portfolio trading it may conduct on behalf of the Fund and will buy and sell securities as it deems appropriate. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund could have a portfolio turnover rate of more than
100% annually.  The Fund can engage in short-term trading to try to achieve its objective. However, the Manager currently does not expect the Fund's annual portfolio turnover rate to exceed 100%.  Increased portfolio turnover creates higher transaction costs for the Fund, which may reduce its overall performance.  Additionally, the realization of capital gains from selling portfolio securities may result in capital gains to shareholders that must be recognized by shareholders whether or not they are distributed.

(f) Disclosure of Portfolio Holdings.

The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Placement Agent and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the Securities and Exchange Commission (the "SEC").

Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Placement Agent, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Placement Agent and Transfer Agent who
         need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Placement Agent, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities
         regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the
Fund's policy as to use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Placement Agent, and Transfer Agent shall oversee the compliance by the
Manager, Placement Agent, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities               Fixed Income Securities  Nomura Securities
ABN AMRO                     Fortis Securities        Oppenheimer & Co.
AG Edwards                   Fox-Pitt, Kelton         Oscar Gruss
Allen & Co                   Friedman, Billing,       OTA
                             Ramsey
American Technology Research Gabelli                  Pacific Crest Securities
Auerbach Grayson             Garp Research            Piper Jaffray Inc.
Avondale                     Gartner                  Portales Partners
Banc of America Securities   George K Baum & Co.      Punk Ziegel & Co
Barra                        Goldman Sachs            Raymond James
BB&T                         Howard Weil              RBC
Bear Stearns                 HSBC                     Reuters
Belle Haven                  ISI Group                RiskMetrics/ISS
Bloomberg                    ITG                      Robert W. Baird
BMO Capital Markets          Janco                    Roosevelt & Cross
BNP Paribas                  Janney Montgomery        Russell
Brean Murray                 Jefferies                Sandler O'Neil
Brown Brothers               JMP Securities           Sanford C. Bernstein
Buckingham Research Group    JNK Securities           Scotia Capital Markets
Canaccord Adams              Johnson Rice & Co        Sidoti
Caris & Co.                  JP Morgan Securities     Simmons
CIBC World Markets           Kaufman Brothers         Sander Morris Harris
Citigroup Global Markets     Keefe, Bruyette & Woods  Societe Generale
CJS Securities               Keijser Securities       Soleil Securities Group
Cleveland Research           Kempen & Co. USA Inc.    Standard & Poors
Cogent                       Kepler Equities/Julius   Stanford Group
                             Baer Sec
Collins Stewart              KeyBanc Capital Markets  State Street Bank
Cowen & Company              Lazard Freres & Co       Stephens, Inc.
Craig-Hallum Capital Group   Leerink Swan             Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Lehman Brothers          Stone & Youngberg
N.A. Inc.
Credit Suisse                Loop Capital Markets     Strategas Research
Data Communique              Louise Yamada Tech       Sungard
                             Research
Daiwa Securities             MainFirst Bank AG        Suntrust Robinson
                                                      Humphrey
Davy                         Makinson Cowell US Ltd   SWS Group
Deutsche Bank Securities     McAdmas Wright           Think Equity Partners
Dougherty Markets            Merrill Lynch            Thomas Weisel Partners
Dowling                      Miller Tabak             Thomson Financial
Empirical Research           Mizuho Securities        UBS
Enskilda Securities          Moodys Research          Virtusa Corporation
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair

Item 12. Management of the Fund.

(a) Management Information.

Directors and Officers of the Fund. Except for Mr. Murphy and Mr. Grabish,
each of the Directors is an Independent Director. Except for Mr. Grabish, all
of the Directors are also Directors or directors of the following
Oppenheimer/Centennial funds (referred to as "Board II Funds"):

                                           Oppenheimer Principal Protected
Oppenheimer Capital Income Fund            Trust
                                           Oppenheimer Principal Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer Principal Protected
Oppenheimer Champion Income Fund           Trust III
Oppenheimer Commodity Strategy Total       Oppenheimer Senior Floating Rate
Return Fund                                Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
                                           Centennial California Tax Exempt
Oppenheimer Main Street Opportunity Fund   Trust
Oppenheimer Main Street Small Cap Fund     Centennial Government Trust
Oppenheimer Master Loan Fund, LLC          Centennial Money Market Trust
                                           Centennial New York Tax Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Portfolio Series Fixed Income
Active Allocation Fund                     Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Placement Agent.

      Messrs. Wong, Murphy, Petersen, Szilagyi, Vandehey, Wixted, and Zack
and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of June 9, 2008, the
Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of shares of the Fund.  In addition, none of the
Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the
Manager or the Distributor of the Board II Funds.

Biographical Information. The Directors and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Director's beneficial share ownership in the Fund and in all of the registered investment companies that the Director oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Director serves for an indefinite term, or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------
                               Independent Directors
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Directorships/Directorships Held    Shares     Oppenheimer
with Fund,          by Director;                              BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Director            the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2007
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          President, Colorado Christian University  None       Over
Armstrong,          (since 2006); Chairman, Cherry Creek                 $100,000
Chairman of the     Mortgage Company (since 1991), Chairman,
Board since 2008    Centennial State Mortgage Company (since
and Director since  1994), Chairman, The El Paso Mortgage
2008                Company (since 1993); Chairman,
Age: 71             Ambassador Media Corporation (since
                    1984); Chairman, Broadway Ventures
                    (since 1984); Director of Helmerich &
                    Payne, Inc. (oil and gas
                    drilling/production company) (since
                    1992), Campus Crusade for Christ
                    (non-profit) (since 1991); Former
                    Director, The Lynde and Harry Bradley
                    Foundation, Inc. (non-profit
                    organization) (2002-2006); former
                    Chairman of: Transland Financial
                    Services, Inc. (private mortgage banking
                    company) (1997-2003), Great Frontier
                    Insurance (1995-2000), Frontier Real
                    Estate, Inc. (residential real estate
                    brokerage) (1994-2000) and Frontier
                    Title (title insurance agency)
                    (1995-2000); former Director of the
                    following: UNUMProvident (insurance
                    company) (1991-2004), Storage Technology
                    Corporation (computer equipment company)
                    (1991-2003) and International Family
                    Entertainment (television channel)
                    (1992-1997); U.S. Senator (January
                    1979-January 1991). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George C. Bowen,    Assistant Secretary and Director of       None       Over
Director since 2008 Centennial Asset Management Corporation              $100,000
Age: 71             (December 1991-April 1999); President,
                    Treasurer and Director of Centennial
                    Capital Corporation (June 1989-April
                    1999); Chief Executive Officer and
                    Director of MultiSource Services, Inc.
                    (March 1996-April 1999); Mr. Bowen held
                    several positions with the Manager and
                    with subsidiary or affiliated companies
                    of the Manager (September 1987-April
                    1999). Oversees 39 portfolios in the
                    OppenheimerFunds complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward L. Cameron,  Member of The Life Guard of Mount Vernon  None       Over
Director since 2008 (George Washington historical site)                  $100,000
Age: 69             (June 2000 - June 2006); Partner of
                    PricewaterhouseCoopers LLP (accounting
                    firm) (July 1974-June 1999); Chairman of
                    Price Waterhouse LLP Global Investment
                    Management Industry Services Group
                    (financial services firm) (July
                    1994-June 1998). Oversees 39 portfolios
                    in the OppenheimerFunds complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jon S. Fossel,      Director of UNUMProvident (insurance      None       Over
Director since 2008 company) (since June 2002); Director of              $100,000
Age: 66             Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R. Pharmaceuticals
                    (October 1999-October 2003); Director of
                    Rocky Mountain Elk Foundation
                    (non-profit organization) (February
                    1998-February 2003 and February
                    2005-February 2007); Chairman and
                    Director (until October 1996) and
                    President and Chief Executive Officer
                    (until October 1995) of the Manager;
                    President, Chief Executive Officer and
                    Director of the following: Oppenheimer
                    Acquisition Corp. ("OAC") (parent
                    holding company of the Manager),
                    Shareholders Services, Inc. and
                    Shareholder Financial Services, Inc.
                    (until October 1995). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sam Freedman,       Director of Colorado UpLIFT (charitable   None       Over
Director since 2008 organization) (since September 1984).                $100,000
Age: 67             Mr. Freedman held several positions with
                    the Manager and with subsidiary or
                    affiliated companies of the Manager
                    (until October 1994). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beverly L.          Trustee of Monterey Institute for         None       Over
Hamilton,           International Studies (educational                   $100,000
Director since 2008 organization) (since February 2000);
Age: 61             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (2006-2007) of the
                    Community Hospital of Monterey
                    Peninsula; Director (October 1991-2005)
                    and Vice Chairman (since 2006) of
                    American Funds' Emerging Markets Growth
                    Fund, Inc. (mutual fund); President of
                    ARCO Investment Management Company
                    (February 1991-April 2000); Member of
                    the investment committees of The
                    Rockefeller Foundation (2001-2006) and
                    The University of Michigan (since 2000);
                    Advisor at Credit Suisse First Boston's
                    Sprout venture capital unit (venture
                    capital fund) (1994-January 2005);
                    Trustee of MassMutual Institutional
                    Funds (investment company) (1996-June
                    2004); Trustee of MML Series Investment
                    Fund (investment company) (April
                    1989-June 2004); Member of the
                    investment committee of Hartford
                    Hospital (2000-2003); and Advisor to
                    Unilever (Holland) pension fund
                    (2000-2003). Oversees 39 portfolios in
                    the OppenheimerFunds complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Malone,   Board of Directors of Opera Colorado      None       Over
Director since 2008 Foundation (non-profit organization)                 $100,000
Age: 63             (since March 2008); Director of Jones
                    Knowledge, Inc. (since 2006); Director
                    of Jones International University
                    (educational organization) (since August
                    2005); Chairman, Chief Executive Officer
                    and Director of Steele Street Bank &
                    Trust (commercial banking) (since August
                    2003); Director of Colorado UpLIFT
                    (charitable organization) (since 1986);
                    Trustee of the Gallagher Family
                    Foundation (non-profit organization)
                    (since 2000); Former Chairman of U.S.
                    Bank-Colorado (subsidiary of U.S.
                    Bancorp and formerly Colorado National
                    Bank) (July 1996-April 1999); Director
                    of Commercial Assets, Inc. (real estate
                    investment trust) (1993-2000); Director
                    of Jones Knowledge, Inc. (2001-July
                    2004); and Director of U.S. Exploration,
                    Inc. (oil and gas exploration)
                    (1997-February 2004). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
F. William          Trustee of MassMutual Select Funds        None       Over
Marshall, Jr.,      (formerly MassMutual Institutional                   $100,000
Director since 2008 Funds) (investment company) (since 1996)
Age: 66             and MML Series Investment Fund
                    (investment company) (since 1996);
                    Trustee of Worcester Polytech Institute
                    (since 1985); Chairman (since 1994) of
                    the Investment Committee of the
                    Worcester Polytech Institute (private
                    university); President and Treasurer of
                    the SIS Funds (private charitable fund)
                    (since January 1999); Chairman of SIS &
                    Family Bank, F.S.B. (formerly SIS Bank)
                    (commercial bank) (January 1999-July
                    1999); and Executive Vice President of
                    Peoples Heritage Financial Group, Inc.
                    (commercial bank) (January 1999-July
                    1999). Oversees 41 portfolios in the
                    OppenheimerFunds complex.*
--------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Grabish is 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Mr. Grabish serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Grabish is an "Interested
Director" because of his affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Fund.  As of July 1, 2008, Mr. Grabish will be characterized as an Independent Director.

--------------------------------------------------------------------------------------------
                                    Interested Director
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the        Years; Other Trusteeships/Directorships Held;  Beneficially    All
Trust, Length of     Number of Portfolios in the Fund Complex        Owned in   Supervised
Service, Age         Currently Overseen                              the Trust     Funds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                    As of December 31, 2007
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Richard F. Grabish,  Formerly Senior Vice President and Assistant   None        None
Director since 2008  Director of Sales and Marketing (March
Age: 59              1997-December 2007), Director (March
                     1987-December 2007) and Manager of Private
                     Client Services (June 1985-June 2005) of A.G.
                     Edwards & Sons, Inc. (broker/dealer and
                     investment firm); Chairman and Chief
                     Executive Officer of A.G. Edwards Trust
                     Company, FSB (March 2001-December 2007);
                     President and Vice Chairman of A.G. Edwards
                     Trust Company, FSB (investment adviser)
                     (April 1987-March 2001); President of A.G.
                     Edwards Trust Company, FSB (investment
                     adviser) (June 2005-December 2007). Oversees
                     16 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------------

      The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a
Director for an indefinite term and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy is an
"Interested Director" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Director of the Fund with the understanding that in the event he ceases to be the Chief Executive
Officer of the Manager, he will resign as a Director of the Fund and the other Board II Funds (defined above) for which he is a director or trustee.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Director;                                  BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Director             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2007
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
Director,          Director of the Manager (since June                   $100,000
President and      2001); President of the Manager
Principal          (September 2000-February 2007); President
Executive Officer  and director or trustee of other
since 2008         Oppenheimer funds; President and Director
Age: 58            of Oppenheimer Acquisition Corp. ("OAC")
                   (the Manager's parent holding company)
                   and of Oppenheimer Partnership Holdings,
                   Inc. (holding company subsidiary of the
                   Manager) (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (November
                   2001-December 2006); Chairman and
                   Director of Shareholder Services, Inc.
                   and of Shareholder Financial Services,
                   Inc. (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy
                   Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of the
                   Manager: OFI Institutional Asset
                   Management, Inc., Centennial Asset
                   Management Corporation, Trinity
                   Investment Management Corporation and
                   Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995);
                   Chairman (since October 2007) and Member
                   of the Investment Company Institute's
                   Board of Governors (since October 2003).
                   Oversees 103 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: for
Messrs. Wong and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Caleb Wong,             Vice President of the Manager (since June 1999); employed
Vice President and      in fixed-income quantitative research and risk management
Portfolio Manager       for the Manager (sine July 1996). An officer of 2
since 2008              portfolios in the OppenheimerFunds complex.
Age: 42
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2008      Management and Shareholder Services, Inc. (since March
Age: 57                 2004); Vice President of OppenheimerFunds Distributor,
                        Inc., Centennial Asset Management Corporation and
                        Shareholder Services, Inc. (since June 1983); Former Vice
                        President and Director of Internal Audit of the Manager
                        (1997-February 2004). An officer of 103 portfolios in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2008              Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Age: 48                 (since March 1999), OFI Private Investments, Inc. (since
                        March 2000), OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc (since May 2000), OFI Institutional
                        Asset Management, Inc. (since November 2000), and
                        OppenheimerFunds Legacy Program (charitable trust program
                        established by the Manager) (since June 2003); Treasurer
                        and Chief Financial Officer of OFI Trust Company (trust
                        company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999), Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003). An officer of 103 portfolios in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2008              2002-February 2007); Manager/Financial Product Accounting
Age: 37                 of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First
since 2008              Data Corporation (April 2003-July 2004); Manager of
Age: 38                 Compliance of Berger Financial Group LLC (May 2001-March
                        2003). An officer of 103 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Vice President &        Counsel (since March 2002) of the Manager; General Counsel
Secretary since 2008    and Director of the Distributor (since December 2001);
Age: 59                 General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President (since May 2004) and Deputy General Counsel
Assistant Secretary     of the Manager (since May 2008); First Vice President
since 2008              (April 2001-April 2004), Associate General Counsel
Age: 40                 (December 2000-April 2004) of UBS Financial Services, Inc.
                        An officer of 103 portfolios in the OppenheimerFunds
                        complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Deputy General Counsel
Assistant Secretary     (since May 2008) and Assistant Secretary (since October
since 2008              2003) of the Manager; Vice President (since 1999) and
Age: 42                 Assistant Secretary (since October 2003) of the
                        Distributor; Assistant Secretary of Centennial Asset
                        Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds
                        Legacy Program and Shareholder Financial Services, Inc.
                        (since December 2001); Assistant Counsel of the Manager
                        (August 1994-October 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

(b) Board of Directors.

The Fund is governed by a Board of Directors. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

The Board of Directors has an Audit Committee, a Review Committee and a
Governance Committee. The members of the Audit Committee are George C. Bowen
(Chairman), Edward L. Cameron, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv)  reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Directors; (vi) reviewing the independence of the Fund's independent
Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund's, the Manager and
certain affiliates of the Manager.

The members of the Review Committee are Sam Freedman (Chairman), Jon S.
Fossel, Richard F. Grabish and Beverly Hamilton. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund's by the transfer agent and the Manager. The Review Committee also reviews the adequacy of the Fund's Codes of Ethics, the Fund's investment performance as well as the policies and procedures adopted by the Fund's to comply with the
Investment Company Act and other applicable law.

The Governance Committee is comprised solely of Independent Directors. The members of the Governance Committee are, Robert J. Malone (Chairman), William
L. Armstrong, Edward L. Cameron, Beverly L. Hamilton and F. William Marshall,
Jr.  The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's
Code of Ethics and the nomination of Directors, including Independent
Directors. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Fund. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Directors and Independent Directors it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

(c) Compensation.

Remuneration of the Officers and Directors. The officers and the interested
Director of the Fund who is affiliated with the Manager receive no salary or fee from the Fund.  It is estimated that the Independent Directors of the
Fund and the interested Director who is not affiliated with the Manager will receive the Aggregate Compensation from the Fund shown below for serving as a director and member of a committee (if applicable), with respect to the period from the Fund's inception through September 30, 2008, its first fiscal year end.  The Total Compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a trustee or director and as a member of a committee (if applicable) of other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2007 (including the Boards of certain MassMutual funds as indicated below).  As of the date of this SAI, the Independent Directors have not received any compensation from the Fund.

-------------------------------------------------------------------------------
Name of Director and Other       Estimated Aggregate     Total Compensation
                                Compensation From the  From the Fund and Fund
                                 Fund(1) Fiscal year         Complex(2)
Fund Position(s) (as             ended September 30,         Year ended
applicable)                              2008             December 31, 2007
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                     $251                 $228,062
Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                          $201                 $158,000
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                        $167                 $189,600
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                            $167                 $161,423
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                             $192                 $178,277
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard Grabish((3))                     $167                  $14,732
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton
Review Committee Member and           $167((4))               $158,000
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone
Governance Committee Chairman
and                                      $192                 $181,700
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit Committee Member and               $167               $239,664((5))
Governance Committee Member
-------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager/OppenheimerFunds, Inc. also serves as the
   Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund. The Manager/OppenheimerFunds, Inc. does not consider
   MassMutual Institutional Funds, MassMutual Select Funds and MML Series
   Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as Trustee for only the following funds: Centennial
   California Tax Exempt Trust, Centennial Government Trust, Centennial Money
   Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt
   Trust Oppenheimer Core Bond Fund, Oppenheimer Limited Term Government
   Fund, Panorama Series Fund, Inc., Oppenheimer Principal Protected Trust,
   Oppenheimer Principal Protected Trust II, Oppenheimer Principal Protected
   Trust III, Oppenheimer Senior Floating Rate Fund, Oppenheimer Portfolio
   Series Fixed Income Active Allocation Fund and Oppenheimer Master Loan
   Fund, LLC.
4.    Includes $167 deferred by Ms. Hamilton under the "Compensation Deferral
   Plan" described below.
5.    Includes $81,664 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

Compensation Deferral Plan for Directors.  The Board of Directors has adopted a Compensation Deferral Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Directors. The amount paid to the Directors under the plan will be determined based upon the performance of the selected funds.

Deferral of Directors' fees under the plan will not materially affect the
Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Directors or to pay any particular level of compensation to any Directors. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Directors' deferred fee account.

(d) Sales Loads.  Not applicable.

(e) Codes of Ethics.

The Fund, the Manager and the Placement Agent have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

(f) Proxy Voting Policies.

The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting. The
Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the
Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager  or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the
Manager will vote the portfolio proxy in accordance with the Proxy Voting
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines
provide discretion to the Manager  on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager  has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.
The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.645.2028 and (ii) on the SEC's website at
www.sec.gov.

Item 13. Control Persons and Principal Holders of Securities.

(a) Control Persons.

As of the date of this SAI, OppenheimerFunds, Inc. is the only shareholder of record of the Fund due to its initial investment of the "seed money" required for the Fund to commence operations.

(b) Principal Holders.

As of June 9, 2008, the only persons who owned of record or were known by the
Fund to own beneficially 5% or more of the Fund's outstanding securities of any class was the following:

OppenheimerFunds, Inc, 6803 S. Tucson Way, Centennial, CO 80112-3924, which owned 10,000 shares (100% of the shares then outstanding).

(c) Management Ownership.

As of June 9, 2008, the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of the shares of the Fund.  In addition, none of the Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the Placement Agent or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Placement Agent of the Board II Funds.

Item 14. Investment Advisory and Other Services.

The following information supplements and should be read in conjunction with
Item 5 in the Fund's Part A and Item 12 in this Part B.

 (a) Investment Advisers.

The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The
Manager selects investments for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the
Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole.

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by the
Fund by reason of good faith errors or omissions in connection with matters to which the agreement relates.

The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

(b) Principal Underwriter.

Under its Placement Agent's Agreement with the Fund, OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter in the continuous offering of the Fund's shares. The Placement
Agent bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Placement Agent is not obligated to sell a specific number of shares.  The Placement Agent also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

(c) Services Provided by Each Investment Adviser and Fund Expenses Paid by
Third Parties.

See Parts (a) and (b) of this Item 14.

(d) Service Agreements.  Not applicable.

(e) Other Investment Advice.  Not applicable.

(f) Dealer Reallowances.  Not applicable.

(g) Rule 12b-1 Plans.  Not applicable.

(h) Other Services Providers.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. The Transfer Agent's mailing address is P.O. Box
5270, Denver, CO 80217.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers listed above.

The Custodian.  JPMorgan Chase Bank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

Item 15. Portfolio Managers.

(a) Other Accounts Managed.

 In  addition to  managing  the Fund's  investment  portfolio,  the  Portfolio
Manager also manages other investment  portfolios and other accounts on behalf of the Manager or its  affiliates.  The following  table provides  information regarding the other portfolios and accounts  managed by the Portfolio  Manager as of May 31, 2008. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed  Managed(1)  Managed   Managed*   ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
         Caleb Wong      2      $2,906       1         $106     None     None
     1.  In millions.
     2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

(b) Compensation.

The Fund's Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of March 31, 2008 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
Senior portfolio managers may also be eligible to participate in the
Manager's deferred compensation plan.

To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors considered include management quality
(such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

(c) Ownership of Securities.

As of June 9, 2008, the Portfolio Managers did not beneficially own any shares of the Fund.

Item 16. Brokerage Allocations and Other Practices.

(a) Brokerage Transactions.

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the loans and other portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders'
judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the
Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Directors has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

Although the Manager currently does not do so, the Board of Directors may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i)
the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Directors may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Because the Fund is new and has not completed its first fiscal year, information regarding aggregate brokerage commissions paid by the Fund is not yet available.

(b) Commissions.  Not applicable.

(c) Brokerage Selection.

See Part (a) of this Item 16 above.

(d) Directed Brokerage.

Because the Fund is new and has not completed its first fiscal year, information regarding directed brokerage commissions paid by the Fund is not yet available.

(e) Regular Broker-Dealer.  Not applicable.

Item 17.  Capital Stock and Other Securities.

(a) Capital Stock.

The following information supplements and should be read in conjunction with
Item 5(b) and Item 6 in the Fund's Part A.  Under the Fund's Limited
Liability Company Agreement, the Directors are authorized to issue shares.
Investors are entitled to participate equally in accordance with their pro rata interest in the assets of the Fund.  Upon liquidation or dissolution, investors are entitled to share in proportion to their investment in the
Fund's net assets available for distribution to investors.  Interests in the
Fund have no preference, preemptive, conversion or similar rights and when issued will be fully paid and nonassessable.  Investments in the Fund generally may not be transferred.

Each investor is entitled to vote in proportion to the amount of its interest in the Fund.  Investors in the Fund do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the
Fund may elect all of the Directors if they choose to do so and in such event the other investors in the Fund would not be able to elect any Director.  The
Fund is not required and has no current intention to hold annual meetings of investors but the Fund will hold special meetings of investors when in the judgment of the Directors it is necessary or desirable to submit matters for an investor vote or when required by the Investment Company Act.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Director or, upon subject to the applicable vote, to take other action described in the
Fund's Limited Liability Company Agreement.  The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. If the
Directors receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders regarding a proposal to remove a
Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Directors may also take other action as permitted by the Investment Company Act.

The Fund's Limited Liability Company Agreement contains an express disclaimer of shareholder or Director liability for the Fund's obligations. The Fund's contractual arrangements state that any person doing business with the Fund
(and each shareholder of the Fund) agrees under its Limited Liability Company
Agreement to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The
Limited Liability Company Agreement also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.

(b) Other Securities.  Not applicable.

Item 18. Purchase, Redemption, and Pricing of Shares.

The following information supplements and should be read in conjunction with
Item 6 and Item 7 in the Trust's Part A.

 (a) Purchase of Shares.

Shares of the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act.  Investments in the Fund may only be made by certain
"accredited investors" within the meaning of Regulation D under the
Securities Act, including other investment companies.  This SAI does not constitute an offer to sell, or the solicitation of an offer to buy, any
"security" within the meaning of the Securities Act.

There is no minimum initial or subsequent investment in the Fund.  The Fund reserves the right to stop accepting investments from any investor or to reject any investment order.

(b) Fund Reorganizations.  Not applicable.

(c) Offering Price.

Determination of Net Asset Value Per Share. The net asset value per share of shares of the Fund are determined as of the close of business of the New York
Stock Exchange ("NYSE") on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets by the number of shares that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after
4:00 p.m. on a regular business day. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset value that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Directors, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Investments (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of loans, U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix"
comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the
Manager from two active market makers. In certain cases that may be at the
"bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

(d) Redemption in Kind.  Not applicable.

(e) Arrangements Permitting Frequent Purchases and Redemptions of Fund
Shares.  Not applicable.

Item 19.  Taxation of the Fund.

The Fund is treated as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), and, thus, is not subject to income tax. Based upon the status of the Fund as a partnership, each investor in the Fund takes into account its share of the Fund's ordinary income, capital gain, losses, deductions and credits in determining its income tax liability. The determination of such share is made in accordance with the Code and Treasury regulations promulgated thereunder.

The Trust's fiscal year end is September 30. Although the Fund will not be subject to Federal income tax, it will file appropriate Federal income tax returns.  The Fund's fiscal year end is based on the fiscal year end of the majority of investors.

Even though the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund's assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code ("RIC") to fail that qualification.

Certain transactions of the Fund are subject to special tax rules of the Code that may, among other things (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to investors. Special tax rules also will require the Fund to mark-to-market certain types of positions held (i.e. treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification of the investors for the special treatment afforded
RICs under the Code.

If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, an investor, by virtue of its ownership of the Fund's beneficial interests, will generally be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The investors in the Fund may be subject to U.S. Federal income tax, and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by such investor as a dividend to its shareholders. However, an election can be made to "mark to market" at the end of each taxable year all the shares treated as held in a PFIC. If this election were made, an investor would recognize as ordinary income its share of any increase in the value of such shares held by the Fund as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value but only to the extent of previously recognized "mark-to-market" gains. With the mark-to-market election, an investor could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions received from PFICs.

The event-linked bonds in which the Fund will invest are generally treated as passive foreign investment companies ("PFIC") for U.S. income tax purposes.
To avoid being subject to the PFIC interest tax on excess distributions (as discussed in the preceding paragraph), the Fund intends to make a qualifying electing fund (QEF) election recognizing the earnings from these PFICs each reporting period.  The QEF Annual Statement will provide the amount of ordinary income and long-term capital gain that the Fund must recognize currently in gross income.  To satisfy the QEF requirements, the Fund must receive a QEF Annual Information Statement from these PFICs.  Although a
PFIC's offering documents generally represent to the investor that the PFIC will provide the QEF Annual Information Statements, a PFIC may fail to do
so.  If the Fund cannot obtain the QEF Annual Information Statement from a
PFIC and is deemed to have received an excess distribution from the PFIC, the
Fund will be subject to the PFIC interest tax.

The Fund may be subject to taxes imposed by foreign countries on dividend or interest income received from securities of foreign issuers. The United
States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

Investors are advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.

Item 20. Underwriters.

(a) Distribution of Securities.

Under its Placement Agent's Agreement with the Fund, OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter in the continuous offering of the Fund's shares. The Placement
Agent bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Placement Agent is not obligated to sell a specific number of shares.  The Placement Agent also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.  Because the Fund's shares are sold without an initial sales charge or redemption charge, the Placement
Agent will receive no sales charges or concessions from the sale of shares or any other charges from the redemption of shares.

(b) Compensation.  Not applicable.

(c) Other Payments.  Not applicable.

Item 21. Calculation of Performance Data.

Not applicable.

Item 22. Financial Statements.

The audited financial statements of the Fund, including the report of the independent registered public accounting firm, are set forth below.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of
Oppenheimer Master Event-Linked Bond Fund, LLC:

We have audited the accompanying statement of assets and liabilities of the
Oppenheimer Master Event-Linked Bond Fund, LLC (the "Fund"), as of May 29,
2008, and the related statement of operations and the statement of changes in net assets for the period from April 25, 2008 (date of organization) to May
29, 2008. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of May 29, 2008, and the results of its operations and its changes in net assets for the period from April 25, 2008 (date of organization) to May 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche

Denver, Colorado
June 10, 2008

--------------------------------------------------------------------------------
                 Oppenheimer Master Event-Linked Bond Fund, LLC
                       Statement of Assets and Liabilities
                                  May 29, 2008

                                                     Total
ASSETS:
Cash                                                 $100,000
Receivable from Adviser
                                                       13,200
Total Assets                                          113,200

LIABILITIES:
Payable for organization and initial offering
costs                                                  13,200

                                                   -----------
                                                   -----------
Net Assets                                           $100,000
                                                   ===========
                                                   ===========

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest             $   10
Additional paid-in capital
                                                       99,990
                                                   -----------
                                                   -----------
Net Assets                                           $100,000
                                                   ===========
                                                   ===========

                                                   Composite
NET ASSETS                                           $100,000

Shares of Beneficial Interest Outstanding,
$0.001 par value, unlimited shares authorized          10,000

NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER
SHARE                                                 $ 10.00

See accompanying Notes to Financial Statements

           Oppenheimer Master Event-Linked Bond Fund, LLC
                      Statement of Operations
 For the period from April 25, 2008 (date of organization) through
                            May 29, 2008

INVESTMENT INCOME:                                   $ -
                                              -------------------

EXPENSES:
Organizational and initial
offering costs                                      13,200
                                              -------------------

Less: Reimbursement of expenses by the
Adviser                                            (13,200)

NET INVESTMENT INCOME                                $ -
                                              ===================

See accompanying Notes to Financial
Statements

Shares of Beneficial Interest Outstanding,
$0.001 par value, unlimited shares authorized

           Oppenheimer Master Event-Linked Bond Fund, LLC
                 Statement of Changes in Net Assets
 For the period from April 25, 2008 (date of organization) through
                            May 29, 2008

Operations
Net Investment Income                                          $   -
                                                    -----------------

Beneficial Interest Transactions
Net increase in net assets resulting
from beneficial interest transactions:                       100,000

Net Assets
Total Increase                                               100,000
Beginning of Period                                                -
                                                    -----------------

End of Period                                              $ 100,000

See accompanying Notes to Financial
Statements

Notes to Financial Statements:

Note 1. Organization

Oppenheimer Master Event-Linked Bond Fund, LLC (the "Fund"), was organized as a Delaware limited liability company on April 25, 2008 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end, management investment company.  The Fund offers one class of shares.

On May 21, 2008, the Fund's Board of Directors approved an Investment
Advisory Agreement with OppenheimerFunds, Inc. ("OFI") and a Placement Agent
Agreement with OppenheimerFunds Distributor, Inc. ("OFDI" or the "Placement
Agent"), a wholly owned subsidiary of OFI.

The investment objective of the Fund is to seek a high level of current income principally derived from interest on debt securities.  The Fund's investment objective is not a fundamental policy and can be changed without shareholder approval.

The Fund has had no operations through May 29, 2008 other than those relating to organizational matters and the sale and issuance of 10,000 shares of beneficial interest to OFI.

Note 2.  Significant Accounting Policies

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.  Actual results could differ from those estimates.

OFI has directly assumed certain organization and initial offering costs of the Fund, which are estimated at $4,650 and has also agreed to voluntarily reimburse the Fund for organizational and initial offering costs borne directly by the Fund, which are estimated at $13,200.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund's assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code ("RIC") to fail that qualification.

The Fund, as an entity, will not be subject to U.S. federal income tax. The
Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each investor  ("Member") is required for U.S.
federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A Member must take such items into account even if the Fund does not distribute cash or other property to such Member during its taxable year.

Note 3. Fees and Other Transactions with Affiliated Parties

Management fees will be paid to the Adviser in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.40% of the Fund's average annual net assets.

OppenheimerFunds Services ("OFS"), a division of the Adviser, acts as the transfer and shareholder servicing agent for the Fund.  The Fund will pay OFS a per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Fund to an annual rate of 0.35% of the Fund's average annual net assets.

                                     A-4

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
To the extent the agencies identified below rate event-linked bonds, their criteria for rating such bonds may vary from that described below.  The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard & Poor's")

LONG-TERM CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA:  Bonds  rated  "AA"  differ  from the  highest  rated  bonds only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

------------------------------------------------------------------------------
                            BB, B, CCC, CC, and C
------------------------------------------------------------------------------

Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other  speculative issues.  However, they face major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to  nonpayment  than bonds rated "BB", but the obligor  currently has the capacity to meet its  financial  commitment on the obligation.  Adverse business,  financial,  or economic conditions will likely  impair the  obligor's  capacity or  willingness  to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse  business,  financial,  or  economic  conditions,  the  obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the  applicable grace period has not expired,  unless  Standard &  Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a  bankruptcy  petition or the taking of a similar  action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

------------------------------------------------------------------------------
SHORT-TERM ISSUE CREDIT RATINGS
------------------------------------------------------------------------------

A-1: A short-term bond rated "A-1" is rated in the highest  category by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is strong.  Within this category,  certain obligations are designated with a plus sign (+). This  indicates  that the  obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term bond rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC
------------------------------------------------------------------------------
                                  FORM N-1A
------------------------------------------------------------------------------

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)(i)      Certificate of Formation dated April 25, 2008.  Filed herewith.

(a)(ii)     Limited Liability Company Agreement dated May 21, 2008. Filed herewith.

(b)   By-Laws dated May 21, 2008.  Filed herewith.

(c)   Not applicable.

(d)   Investment Advisory Agreement dated May 21, 2008.  Filed herewith.

(e)   Not required to be filed.

 (f)        Form of Compensation Deferral Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/27/98), and incorporated herein by reference.

 (g)  Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(h)   Not applicable.

(i)   Not required to be filed.

(j)   Not required to be filed.

(k)   Not required to be filed.

(l)   Investment Letter dated as of May 21, 2008 from OppenheimerFunds, Inc.
to Registrant.  Filed herewith.

(m)   Not applicable.

(n)   Not applicable.

(o)   Powers of Attorney dated May 21, 2008 for all Trustees/Directors and
Brian W. Wixted: Filed herewith.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated as of August 30, 2007: Previously filed with the Initial Registration Statement of Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
333-146105), (9/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventeen of Registrant's
Limited Liability Company Agreement filed as Exhibit 23(a)(ii) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections During the Past
                            Two Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Timothy L. Abbuhl,          Treasurer of Centennial Asset Management
Vice President              Corporation; Vice President and Assistant
                            Treasurer of OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patrick Adams               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert Agan,                Senior Vice President of Shareholder Financial
Senior Vice President       Services, Inc. and Shareholders Services, Inc.;
                            Vice President of OppenheimerFunds Distributor,
                            Inc., Centennial Asset Management Corporation
                            and OFI Private Investments Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carl Algermissen,           Assistant Secretary of Centennial Asset
Vice President & Associate  Management Corporation.
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Amato,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nicole Andersen,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Janette Aprilante,          Secretary (since December 2001) of: Centennial
Vice President & Secretary  Asset Management Corporation, OppenheimerFunds
                            Distributor, Inc., HarbourView Asset Management
                            Corporation (since June 2003), Oppenheimer Real
                            Asset Management, Inc., Shareholder Financial
                            Services, Inc., Shareholder Services, Inc.,
                            Trinity Investment Management Corporation (since
                            January 2005), OppenheimerFunds Legacy Program,
                            OFI Private Investments Inc. (since June 2003)
                            and OFI Institutional Asset Management, Inc.
                            (since June 2003). Assistant Secretary of OFI
                            Trust Company (since December 2001).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dmitri Artemiev             Formerly (until January 2007) Analyst/Developer
Assistant Vice President    at Fidelity Investments.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Aynsley,               Formerly Vice President at Kepler Equities
Vice President              (December 2006 - February 2008)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James F. Bailey,            Senior Vice President of Shareholder Services,
Senior Vice President       Inc. (since March 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert Baker,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Barnes,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeff Baumgartner,           Vice President of HarbourView Asset Management
Vice President              Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marc Baylin,                Vice President of OFI Institutional Asset
Vice President              Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen Beichert,          Vice President of OppenheimerFunds Distributor,
Senior Vice President       Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the
Vice President              International Division) of OFI Institutional
                            Asset Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Emanuele Bergagnine,        Assistant Vice President of OFI Institutional
Assistant Vice President    Asset Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rajeev Bhaman,              Vice President of OFI Institutional Asset
Senior Vice President       Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Craig Billings,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of
Vice President              OppenheimerFunds Distributor, Inc. and
                            Centennial Asset Management Corporation;
                            Assistant Secretary of Oppenheimer Acquisition
                            Corp.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie Blanchard,            Formerly Fund Accounting Manager at
Assistant Vice President    OppenheimerFunds, Inc. (April 2006 - February
                            2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa I. Bloomberg,          Assistant Secretary of Oppenheimer Real Asset
Vice President & Deputy     Management, Inc.
General Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lori E. Bostrom,            Assistant Secretary of OppenheimerFunds Legacy
Vice President & Deputy     Program.
General Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David J. Bowers             Formerly (until July 2007) Analyst at Evergreen
Assistant Vice President    Investments.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Boydell,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Britton,            Formerly CTO/Managing Director of IT
Vice President              Infrastructure at GMAC Residential Funding
                            Corporation (October 2000 - October 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly an Associate at Davis Polk & Wardwell
Vice President & Assistant  (October 2002 - October 2006).
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Roger Buckley,              Formerly Manager in Finance (May 2006 - February
Assistant Vice President    2008) at OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carla Buffulin,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Calandrella,      Formerly Director of Empower Network (March 2007
Assistant Vice President    - September 2007); formerly HR Manager of Arrow
                            Electronics, Inc. (June 1998 - March 2007).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dale William Campbell,      Formerly (until January 2007) Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patrick Campbell,           Vice President of OppenheimerFunds Distributor,
Vice President              Inc., Shareholder Services, Inc. and Shareholder
                            Financial Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Debra Casey,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Chaffee,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ronald Chibnik,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brett Clark,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer Clark,             Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President    (February 2006 - February 2008).  Assistant Vice
                            President at Shareholder Financial Services,
                            Inc., Shareholder Services, Inc., and  OFI
                            Private Investments Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
H.C. Digby Clements,        None
Senior Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas Closs,               Formerly (until January 2007) Development
Assistant Vice President    Manager at OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Cole,                 Formerly Manager at OppenheimerFunds, Inc (May
Assistant Vice President    2006 - January 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eric Compton,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gerald James Concepcion,    None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Susan Cornwell,             Senior Vice President of Shareholder Financial
Senior Vice President       Services, Inc. and Shareholder Services, Inc.;
                            Vice President of OppenheimerFunds Distributor,
                            Inc., Centennial Asset Management Corporation
                            and OppenheimerFunds Legacy Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lauren Coulston,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Terry Crady,                Formerly IT Development Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George Curry,               Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rushan Dagli,               Vice President of OFI Private Investments Inc.,
Vice President              Shareholder Financial Services, Inc. and
                            Shareholder Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert Dawson,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Delano,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kendra Delisa,              Formerly (until January 2007) Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Damaris De Los Santos,      Formerly Senior Account Executive (July 2003 -
Assistant Vice President    February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice President of OFI Private Investments
Vice President              Inc.; Vice President of OppenheimerFunds
                            Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sara Donahue,               Formerly (until November 2006) Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alicia Dopico,              Formerly (until August 2007) Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
A. Taylor Edwards,          None
Vice President & Assistant
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Venkat Eleswarapu,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christopher Emanuel,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Falicia,              Assistant Secretary (as of July 2004) of
Assistant Vice President    HarbourView Asset Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly Manager (until August 2007) at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Matthew Farkas,             None
Vice President and
Assistant Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kristie Feinberg,           Assistant Treasurer of Oppenheimer Acquisition
Vice President              Corp.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William Ferguson,           Formerly Senior Marketing Manager at ETrade
Assistant Vice President    (June 2006 - January 2007) and Senior Marketing
                            Manager at Axa Financial (April 2000 - June
                            2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ronald H. Fielding,         Vice President of OppenheimerFunds Distributor,
Senior Vice President;      Inc.; Director of ICI Mutual Insurance Company;
Chairman of the Rochester   Governor of St. John's College; Chairman of the
Division                    Board of Directors of International Museum of
                            Photography at George Eastman House.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John E. Forrest,            Senior Vice President of OppenheimerFunds
Senior Vice President       Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Foxhoven,             Assistant Vice President of OppenheimerFunds
Senior Vice President       Legacy Program; Vice President of HarbourView
                            Asset Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Barbara Fraser,             Secretary of OFI Trust Company (since December
Vice President & Associate  2007).
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles Gapay,              Formerly (as of January 2007) Help Desk Manager
Assistant Vice President    at OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kevin Glenn,                Formerly Tax Manager at OppenheimerFunds, Inc.
Assistant Vice President    (December 2006 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Benjamin J. Gord,           Vice President of HarbourView Asset Management
Vice President              Corporation and of OFI Institutional Asset
                            Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Raquel Granahan,            Senior Vice President of OFI Private Investments
Senior Vice President       Inc.; Vice President of OppenheimerFunds
                            Distributor, Inc., and OppenheimerFunds Legacy
                            Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert W. Hawkins,          None
Vice President & Assistant
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bradley Hebert,             Manager at OppenheimerFunds, Inc. (October 2004
Assistant Vice President    - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Benjamin Hetrick,           Manager at OppenheimerFunds, Inc (May 2006 -
Assistant Vice President    December 2007).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph Higgins,             Vice President of OFI Institutional Asset
Vice President              Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eivind Holte,               Formerly Vice President at U.S. Trust (June 2005
Vice President              - October 2007)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Hourihan,             Assistant Secretary of Oppenheimer Real Asset
Vice President & Deputy     Management, Inc., HarbourView Asset Management
General Counsel             Corporation, OFI Institutional Asset Management,
                            Inc. (since April 2006) and Trinity Investment
                            Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward Hrybenko,            Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jason Hubersberger,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott T. Huebl,             Assistant Vice President of OppenheimerFunds
Vice President              Legacy Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Douglas Huffman,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Huttlin,               Senior Vice President (Director of the
Vice President              International Division) (since January 2004) of
                            OFI Institutional Asset Management, Inc.;
                            Director (since June 2003) of OppenheimerFunds
                            International Distributor Limited.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen T. Ives,           Vice President and Assistant Secretary of
Vice President, Deputy      OppenheimerFunds Distributor, Inc. and
General Counsel &           Shareholder Services, Inc.; Assistant Secretary
Assistant Secretary         of Centennial Asset Management Corporation,
                            OppenheimerFunds Legacy Program and Shareholder
                            Financial Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William Jaume,              Senior Vice President of HarbourView Asset
Vice President              Management Corporation and OFI Institutional
                            Asset Management, Inc.; Director of OFI Trust
                            Company.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Jennings,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jin Jo,                     Formerly Audit Manager at Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Amee Kantesaria,            Formerly Counsel at Massachusetts Mutual Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas W. Keffer,           Senior Vice President of OppenheimerFunds
Senior Vice President       Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James Kennedy,              Formerly self-employed (December 2005 -
Senior Vice President       September 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Keogh,              Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Kiernan,               None
Vice President & Marketing
Compliance Manager
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Audrey Kiszla,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Klassen,               Vice President of OFI Private Investments Inc.,
Vice President              Shareholder Financial Services, Inc. and
                            Shareholder Financial Services, Inc.; Assistant
                            Vice President of OppenheimerFunds Legacy
                            Program and OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Knott,              President and Director of OppenheimerFunds
Executive Vice President    Distributor, Inc.; Executive Vice President of
                            OFI Private Investments Inc.; Executive Vice
                            President & Director of Centennial Asset
                            Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance Manager at
Assistant Vice President    IBM Corp.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,
Assistant Vice President    Inc. (as of January 2007).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alexander Kurinets,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tracey Lange,               Vice President of OppenheimerFunds Distributor,
Vice President              Inc. and OFI Private Investments Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI Institutional Asset Management,
Senior Vice President       Inc. as of January 2005.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Latino,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christopher M. Leavy,       Senior Vice President of OFI Private Investments
Senior Vice President       Inc., OFI Institutional Asset Management, Inc.,
                            and Trinity Investment Management Corporation
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Laura Leitzinger,           Senior Vice President of Shareholder Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gang Li,                    None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice President and Chief Operating
Senior Vice President       Officer of OFI Private Investments Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant Vice President of OppenheimerFunds
Vice President              Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ian Loughlin,               Formerly Financial Analysis Manager at
Assistant Vice President    OppenheimerFunds, Inc. (June 2005 - February
                            2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder Financial
Senior Vice President       Services, Inc. and Senior Vice President of
                            Shareholder Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Misha Lozovik,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Matthew Maley,              Formerly Operations Manager at Bear Stearns
Assistant Vice President    (June 2005 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Angelo G. Manioudakis,      Senior Vice President of HarbourView Asset
Senior Vice President       Management Corporation and of OFI Institutional
                            Asset Management, Inc.; Vice President of
                            Oppenheimer Real Asset Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William T. Mazzafro,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Trudi McCanna,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Elizabeth McCormack,        Vice President and Assistant Secretary of
Vice President              HarbourView Asset Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John McCullough,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph McDonnell,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board, Director, Chief Executive
Senior Vice President       Officer and President of OFI Trust Company;
                            Chairman, Chief Executive Officer, Chief
                            Investment Officer and Director of OFI
                            Institutional Asset Management, Inc.; Chief
                            Executive Officer, President, Senior Managing
                            Director and Director of HarbourView Asset
                            Management Corporation; Chairman, President and
                            Director of Trinity Investment Management
                            Corporation and Vice President of Oppenheimer
                            Real Asset Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott Miller,               Formerly Assistant Vice President at AXA
Vice President              Distributors, LLC (July 2005 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nikolaos D. Monoyios,       Senior Vice President of OFI Institutional Asset
Senior Vice President       Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sarah Morrison,             Formerly (as of January 2007) Manager at
Assistant Vice President    OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John V. Murphy,             President and Management Director of Oppenheimer
Chairman, Chief             Acquisition Corp.; President and Director of
Executive Officer &         Oppenheimer Real Asset Management, Inc.;
Director                    Chairman and Director of Shareholder Services,
                            Inc. and Shareholder Financial Services, Inc.;
                            Director of OppenheimerFunds Distributor, Inc.,
                            OFI Institutional Asset Management, Inc.,
                            Trinity Investment Management Corporation,
                            Tremont Group Holdings, Inc., HarbourView Asset
                            Management Corporation and OFI Private
                            Investments Inc.; Executive Vice President of
                            Massachusetts Mutual Life Insurance Company;
                            Director of DLB Acquisition Corporation; a
                            member of the Investment Company Institute's
                            Board of Governors.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Nasta,            Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Matthew O'Donnell,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John J. Okray,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen Patton,            Assistant Vice President of Shareholder
Assistant Vice President    Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Petersen,             Assistant Treasurer of OppenheimerFunds Legacy
Vice President              Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Pfeffer,              Treasurer of Oppenheimer Acquisition Corp.;
Senior Vice President &     Senior Vice President of HarbourView Asset
Chief Financial Officer     Management Corporation since February 2004.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
James F. Phillips,          None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gary Pilc,                  None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Piper,                 Assistant Vice President of Shareholder
Assistant Vice President    Services, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Polak,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jodi Pullman,               Formerly Product Manager at OppenheimerFunds,
Assistant Vice President    Inc. (January 2007 - February 2008); Senior
                            Project Manager at OppenheimerFunds, Inc. (March
                            2006 - January 2007).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Timothy Raeke,              Formerly (as of July 2007) Vice President at MFS
Assistant Vice President    Investment Management.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jason Reuter,               Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President    (February 2006 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maria Ribeiro De Castro,    None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eric Richter,               Vice President of HarbourView Asset Management
Vice President              Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Robertson,            Senior Vice President of OppenheimerFunds
Senior Vice President       Distributor, Inc.; President and Director of
                            Centennial Asset Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert Robis,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lucille Rodriguez,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Stacey Roode,               None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Royce,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Adrienne Ruffle,            Assistant Secretary of OppenheimerFunds Legacy
Vice President & Assistant  Program.
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Matthew Torpey,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gary Salerno,               Formerly (as of May 2007) Separate Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kurt Savallo,               Formerly Senior Business Analyst at
Assistant Vice President    OppenheimerFunds, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly Human Resources Generalist at Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen Schmitz,           Assistant Vice President of HarbourView Asset
Assistant Vice President    Management Corporation. Formerly Fund Accounting
                            Manager at OppenheimerFunds, Inc. (November 2004
                            - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patrick Schneider,          Formerly Human Resources Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice President of OFI Private Investments
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Asutosh Shah,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kamal Shah,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tammy Sheffer,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nicholas Sherwood,          Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President    (February 2006 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Skatrud,            Formerly (as of March 2007) Corporate Bond
Assistant Vice President    Analyst at Putnam Investments.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Snogren                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brett Stein,                Formerly Vice President of Client Services at
Vice President              XAware, Inc. (October 2002 - August 2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior Vice President of HarbourView Asset
Senior Vice President       Management Corporation; Vice President of OFI
                            Institutional Asset Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Peter Strzalkowski,         Vice President of HarbourView Asset Management,
Vice President              Inc. Formerly (as of August 2007).
                            Founder/Managing Partner at Vector Capital
                            Management.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John P. Stoma,              Senior Vice President of OppenheimerFunds
Senior Vice President       Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carole Sumption,            Formerly Vice President at Policy Studies, Inc.
Vice President              (July 2003 - April 2007).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Sussman,            Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas Swaney,              Vice President of HarbourView Asset Management
Vice President              Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martin Telles,              Senior Vice President of OppenheimerFunds
Senior Vice President       Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Melinda Trujillo,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark S. Vandehey,           Vice President and Chief Compliance Officer of
Senior Vice President &     OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer    Asset Management Corporation and Shareholder
                            Services, Inc.; Chief Compliance Officer of
                            HarbourView Asset Management Corporation, Real
                            Asset Management, Inc., Shareholder Financial
                            Services, Inc., Trinity Investment Management
                            Corporation, OppenheimerFunds Legacy Program,
                            OFI Private Investments Inc. and OFI Trust
                            Company and OFI Institutional Asset Management,
                            Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Vincent Vermette,           Assistant Vice President of OppenheimerFunds
Vice President              Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ryan Virag,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark Wachter,               Formerly Manager at OppenheimerFunds, Inc.
Vice President              (March 2005 - February 2008).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Darren Walsh,               President and Director of Shareholder Financial
Executive Vice President    Services, Inc. and Shareholder Services, Inc.
                            Formerly General Manager and Senior Vice
                            President of Comverse (December 2005 - September
                            2006).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Walsh,              Vice President of OFI Private Investments.
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Deborah Weaver,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jerry A. Webman,            Senior Vice President of HarbourView Asset
Senior Vice President       Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Barry D. Weiss,             Vice President of HarbourView Asset Management
Vice President              Corporation and of Centennial Asset Management
                            Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Deputy
Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Wells,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph J. Welsh,            Vice President of HarbourView Asset Management
Vice President              Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Catherine M. White,         Assistant Vice President of OppenheimerFunds
Assistant Vice President    Distributor, Inc.; member of the American
                            Society of Pension Actuaries (ASPA) since 1995.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Donna M. Winn,              President, Chief Executive Officer & Director of
Senior Vice President       OFI Private Investments Inc.; Director &
                            President of OppenheimerFunds Legacy Program;
                            Senior Vice President of OppenheimerFunds
                            Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer of HarbourView Asset Management
Senior Vice President &     Corporation; OppenheimerFunds International
Treasurer                   Ltd., Oppenheimer Real Asset Management, Inc.,
                            Shareholder Services, Inc., Shareholder
                            Financial Services, Inc., OFI Private
                            Investments Inc., OFI Institutional Asset
                            Management, Inc., OppenheimerFunds plc and
                            OppenheimerFunds Legacy Program; Treasurer and
                            Chief Financial Officer of OFI Trust Company;
                            Assistant Treasurer of Oppenheimer Acquisition
                            Corp.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carol E. Wolf,              Senior Vice President of HarbourView Asset
Senior Vice President       Management Corporation and of Centennial Asset
                            Management Corporation; Vice President of OFI
                            Institutional Asset Management, Inc; serves on
                            the Board of the Colorado Ballet.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Meredith Wolff,             Vice President of OppenheimerFunds Distributor,
Vice President              Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kurt Wolfgruber,            Director of OppenheimerFunds Distributor, Inc.,
President, Chief            Director of Tremont Group Holdings, Inc.,
Investment Officer &        HarbourView Asset Management Corporation and OFI
Director                    Institutional Asset Management, Inc. (since June
                            2003). Management Director of Oppenheimer
                            Acquisition Corp. (since December 2005).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Geoff Youell,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Zack,             General Counsel of Centennial Asset Management
Executive Vice President &  Corporation; General Counsel and Director of
General Counsel             OppenheimerFunds Distributor, Inc.; Senior Vice
                            President and General Counsel of HarbourView
                            Asset Management Corporation and OFI
                            Institutional Asset Management, Inc.; Senior
                            Vice President, General Counsel and Director of
                            Shareholder Financial Services, Inc.,
                            Shareholder Services, Inc., OFI Private
                            Investments Inc.; Executive Vice President,
                            General Counsel and Director of OFI Trust
                            Company; Director and Assistant Secretary of
                            OppenheimerFunds International Limited; Vice
                            President, Secretary and General Counsel of
                            Oppenheimer Acquisition Corp.; Director and
                            Assistant Secretary of OppenheimerFunds
                            International Distributor Limited; Vice
                            President of OppenheimerFunds Legacy Program;
                            Vice President and Director of Oppenheimer
                            Partnership Holdings Inc.; Director of OFI
                            Institutional Asset Management, Ltd.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark D. Zavanelli,          Vice President of OFI Institutional Asset
Vice President              Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly Managing Director and Small Cap Growth
Vice President              Team Leader at Merrill Lynch.
------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Conservative Investor Fund
     Moderate Investor Fund
     Equity Investor Fund
     Active Allocation Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Bergeron             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuerman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
8895 Hillsboro Road
Valles Mines, MO 63087
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Henry(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Libby(2)                   Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Nicholson(2)         Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chad Noel                        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Paster(2)                  Assistant Vice           None
                                 President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dustin Raring                    Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Troy Testa                       Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber(2)               Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of June, 2008.

                        Oppenheimer Master Event-Linked Bond Fund, LLC

                     By: John V. Murphy*
                        John V. Murphy, President
                        Principal Executive Officer and Director

*By:  /s/ Kathleen T. Ives
      Kathleen T. Ives, Attorney-in-Fact

                Oppenheimer Master Event-Linked Bond Fund, LLC

                 Initial Registration Statement on Form N-1A

                     Registration Statement No. 811-22207

                                EXHIBIT INDEX

Exhibit No.       Description

23(a)(i)          Certificate of Formation

23(a)(ii)         Limited Liability Company Agreement

23(b)             By-Laws

23(d)             Investment Advisory Agreement

23(l)             Investment Letter

23(o)             Power of Attorney for all Trustees/Directors and Brian W.
Wixted